UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22728

Elessar Funds Investment Trust

(Exact name of registrant as specified in charter)

1111 Superior Avenue, Suite 1310

Cleveland, OH 44114

(Address of principal executive offices)

 (Zip code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Avenue, Suite 1310

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 216-357-7412

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Proxy Voting Record

Mtg Date	Company	Ballot Issues	Security	Mgmt Rec	Vote Cast	Record Date
07/24/13	InterParfums, Inc.	Elect Jean Madar	458334109	For	For	06/10/13
		Philippe Benacin		For	For
		Russell Greenberg		For	For
		Philippe Santi		For	For
		Francois Heilbronn		For	For
		Jean Levy		For	For
		Robert Bensoussan		For	For
		Sere Rosinoer		For	For
		Patrick Choel		For	For
		Advisory vote on the compensation of our named executive officers.		For	For
		Proposal to approve the adoption of an Amendment to our 2004 Stock Option Plan to permit options to be granted under the 2004 Stock Option Plan until March 31, 2024.		For	For

Proposal to Approve the adoption of an Amendment to our 2004 Nonemployee Director Stock Option Plan to permit options to be granted under the 2004 nonemployee director stock option plan until March 31, 2024.

				For	For

07/12/13	Caplease, Inc.	Proposal to approve the merger of Caplease, Inc. with and into a wholly owned subsidiary of American Realty Capital Properties, Inc. and the other transactions contemplated by the Agreement and Plan of Merger, Dated as of May 28, 2013, among Caplease, Inc., American Realty Capital Properties, Inc. and certain affiliates of each.	140288101	For	For	07/12/13

Proposal to cast a non-binding, advisory vote regarding the compensation that may be paid or become payable to the named executive officers of Caplease, Inc. that is based on or otherwise relates to the merger.

				For	For

Proposal to approve any adjournments of the meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the meeting to approve the merger and the other transactions contemplated by the agreement & plan of merger, among Caplease, Inc., American Realty Capital Properties, Inc. & certain affiliates of each.

				For	For

07/29/13	Prestige Brands Holdings, Inc.	Elect Matthew M. Mannelly	74112D101	For	For	06/10/13
		John E. Byom		For	For
		Gary E. Costley		For	For
		Charles J. Hinkaty		For	For
		Carl J. Johnson		For	For
		To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Prestige Brands Holdings, Inc. for the Fiscal Year ending March 31, 2014		For	For

To approve an amendment to our 2005 Long-Term Equity Incentive Plan so that bonus and equity awards made under the plan can satisfy the requirements of "Performance Based" compensation within the meaning of section 162(M) of the Tax Code.

				For	For
		Say on Pay - An advisory vote on the resolution to approve the compensation of Prestige Brands Holdings, Inc.'s named executive officers.		For	For

08/01/13	Enersys	Elect John D. Craig	29275Y102	For	For	06/07/13
		Howard I. Hoffen		For	For
		Joseph C. Muscari		For	For
		To ratify the appointment of Ernst & Young LLP as Enersys" independent registered public accounting firm for fiscal year ending March 31, 2014		For	For
		An advisory vote to approve Enersys" named executive officer compensation		For	For
		Approval of the Enersys 2013 Management Incentive Plan.		For	For

08/27/13	Nice Systems, Ltd.	Elect David Kostman	653656108	For	For	07/29/13
		Joseph Atsmon		For	For
		Rimon Ben-Shaoul		For	For
		Yehoshua (Shuki) Ehrlich		For	For
		Zeev Bregman		For	For
		Leo Apotheker		For	For
		Joseph (Joe) Cowan		For	For
		Re Elect Dan Falk		For	For
		Yocheved Dvir		For	For
		To approve the annual fee paid to the Chairman of the board of directors;		For	For
		To approve the grant of options to the Company's non-executive directors;		For	For
		To approve certain components of our Chief Executive Officer's compensation;		For	For
		To approve the separation bonus of the former Chairman of the Board of Directors;		For	For
		To approve a compensation policy for the Company's directors and officers; and		For	For
		to re-appoint the Company's independent auditors and to authorize the Company's board of directors to fix their remuneration.		For	For

10/22/13	Kennametal Inc.	Elect Carlos M. Cardoso	489170100	For	For	08/30/13
		William J. Harvey		For	For
		Cindy L. Davis		For	For
		Ratification of the selection of the independent registered public accounting firm for the fiscal year ending June 30, 2014		For	For
		Advisory vote to approve the company's executive compensation.		For	For
		Approval of the Amended and Restated Kennametal Inc. Stock and Incentive Plan of 2010.		For	For

10/22/13	Synaptics Inc.	Elect Richard A. Bergman	87157D109	For	For	08/30/13
		Russell J. Knittel		For	For
		Proposal to provide a non-binding advisory vote on the compensation of the Company's named executive officers for fiscal 2013.		For	For
		Proposal to amend the Company's 2010 Incentive Compensation Plan		For	For
		Proposal to ratify the appointment of KPMG LLP, an independent registered public accounting firm, as the Company's independent auditor for the fiscal year ending June 30, 2014.		For	For

12/10/13	LTX Credence Corp	Elect Mark S. Ain	502403207	For	For	10/15/13
		David G. Tacelli		For	For
		Jorge L. Titinger		For	For

To approve, in a non-binding, advisory vote, the compensation of the Company's named executive officers as disclosed in the Company's proxy statement, including the disclosures under the heading "Compensation Discussion and Analysis," the compensation tables, and any related materials included in the proxy statement.

				For	For
		To ratify the appointment of DBO USA, LLP as the Company's independent registered public accounting firm for its fiscal year ending July 31, 2014		For	For
		To consider one non-binding shareholder proposal regarding majority voting in director elections.		For	Against

12/20/13	Ebix, Inc.	Elect Hans U. Benz	278715206	For	For	11/22/13
		Pavan Bhalla		For	For
		Neil D. Eckert		For	For
		Rolf Herter		For	For
		Hans Ueli Keller		For	For
		Robin Raina		For	For
		To ratify the appointment of Cherry Bekaert, LLP as our independent registered certified public accounting firm for the year ending December 31, 2013.		For	For
		To approve, by a non-binding advisory vote, the compensation of our named executive officers.		For	For

02/26/14	Hillenbrand, Inc.	Elect Thomas H. Johnson	431571108	For	For	12/20/13
		Neil S. Novich		For	For
		Joe A. Raver		For	For
		August Hillenbrand		For	For
		Joy M. Greenway		For	For
		To approve, by a non-binding advisory vote, the compensation paid by the company to its named executive officers.		For	For
		To approve the amendment and restatement of the Hillenbrand, Inc. Stock Incentive Plan.		For	For
		To approve the amendment and restatement of the Hillenbrand, Inc. short-term incentive compensation plan for key executives.		For	For
		To ratify the appointment of PriceWaterhouseCoopers LLP as the company's independent registered public accounting firm for 2014.		For	For

02/11/14	Microsemi Corp.	Elect James J. Peterson	595137100	For	For	12/16/13
		Dennis R. Leibel		For	For
		Thomas R. Anderson		For	For
		William E. Bendush		For	For
		Paul F. Folino		For	For
		William L. Healey		For	For
		Matthew E. Massengill		For	For
		James V. Mazzo		For	For
		Advisory vote on executive compensation		For	For
		Approval of Amendment to the Microsemi Corporation 2008 Performance Incentive Plan.		For	For
		Ratification of independent registered public accounting firm.		For	For

02/03/14	Digital Generation, Inc.

To adopt and approve the Agreement and Plan of Merger, dated as of August 12, 2013, by and among Digital Generation, Inc., Extreme Reach, Inc. and Dawn Blackhawk Acquisition Corp., a wholly-owned subsidiary of Extreme Reach, Inc., and the transactions contemplated therein.

			25600B108	For	For	01/03/14
		To approve, on a non-binding, advisory basis, certain compensation that may be paid or become payable to Digital Generation, Inc.'s named executive officers in connection with the merger.		For	For

To approve, in necessary, the adjournment or postponement of the special meeting for a period of not more than 30 days for the purpose of soliciting additional proxies to adopt and approve the merger agreement.

				For	For

04/22/14	Orbital Sciences Corp.	Elect Janice I. Obuchowski	685564106	For	For	02/24/14
		Frank L. Salizzoni		For	For
		Harrison H. Schmitt		For	For
		David W. Thompson		For	For
		To ratify the appointment of Pricewaterhousecoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2014		For	For
		To approve, by advisory vote, the compensation paid to our named executive officers, as described in the company's proxy statement.		For	For

04/25/14	Cardinal Financial	Elect Barbara B. Lang	14149F109	For	For	03/03/14
		B.G. Beck		For	For
		William G. Buck		For	For
		Signey O. Dewberry		For	For
		William E. Peterson		For	For
		Advisory approval of the Company's executive compensation		For	For
		Ratify the appointment of KPMG LLP as the Company's independent auditors for 2014.		For	For

04/16/14	Firstmerit Corporation	Elect Lizabeth A. Ardisana	337915102	For	For	02/21/14
		Steven H. Baer		For	For
		Karen S. Belden		For	For
		R. Cary Blair		For	For
		John C. Blickle		For	For
		Robert W. Brigs		For	For
		Richard Colella		For	For
		Robert S. Cubbin		For	For
		Gina D. France		For	For
		Paul G. Greig		For	For
		Terry L. Haines		For	For
		J.M. Hochschwender		For	For
		Clifford J. Isroff		For	For
		Philip A. Lloyd II		For	For
		Russ M. Strobel		For	For
		Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2014.		For	For
		To approve, on an advisory basis, the compensation of Firstmerit's named executive officers.		For	For

04/24/14	Provident Financial Services	Elect Laura L. Brooks	74386T105	For	For	03/03/14
		Terence Gallagher		For	For
		Carlos Hernandez		For	For
		The approval (non-binding) of executive compensation.		For	For
		The approval of the Amended and Restated Long-Term Equity Incentive Plan.		For	For
		The ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for the year ending December 31, 2014.		For	For

04/30/14	Domtar Corp	Elect Giannella Alvarez	257559203	For	For	03/07/14
		Robert E. Apple		For	For
		Louis P. Gignac		For	For
		David J. Illingworth		For	For
		Brian M. Levitt		For	For
		David G. Maffucci		For	For
		Pamela B. Strobel		For	For
		Benis Turcotte		For	For
		John D. Williams		For	For
		Say-On-Pay - An advisory vote to approve named executive officer compensation.		For	For
		The ratification of the appointment of Pricewaterhousecoopers LLP as the Corporation's independent public accounting firm for the 2014 fiscal year.		For	For

05/01/14	Cyrusone, Inc.	Elect Gary J. Wojtaszek	23283R100	For	For	03/03/10
		John F. Cassidy		For	For
		William E. Sullivan		For	For
		T. Tod Nielsen		For	For
		Alex Shumate		For	For
		Melissa E. Hathaway		For	For
		David H. Ferdman		For	For
		Lynn A. Wentworth		For	For
		Jahn W. Gamble		For	For
		The approval of our 2014 Employee Stock Purchase Plan.		For	For
		The approval of the material terms of the Performance Goals under our 2012 Long Term Incentive Plan for the purposes of Internal Revenue Code Section 162(M).		For	For
		The ratification of Deloitte & Touche LLP as our independent registered public accounting firm for 2014.		For	For

05/02/14	Cedar Realty Trust Inc.	Elect James J. Burns	150602209	For	For	05/02/14
		Pamela N. Hootkin		For	For
		Paul G. Kirk, Jr.		For	For
		Everett B. Miller, III		For	For
		Bruce J. Schanzer		For	For
		Roger M. Widmann		For	For
		The approval (non-binding) of the compensation of the Company's named executive officers.		For	For
		To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2014.		For	For

05/02/14	Stewart Information Services	Elect Arnaud Ajdler	860372101	For	For	03/24/14
		Glenn C. Christenson		For	For
		Robert L. Clarke		For	For
		Laurie C. Moore		For	For
		Dr. W. Arthur Porter		For	For
		Advisory approval regarding the compensation of Stewart Information Services Corporation's named executive officers (Say-On-Pay).		For	For
		Ratification of the appointment of KPMG LLP as Steward Information Services Corporation's independent auditors for 2014		For	For
		Approval of the Stewart Information Services Corporation 2014 Long Term Incentive Plan.		For	For
		Approval of the Stewart Information Services Corporation Amended and Restated Certificate of Incorporation to eliminate cumulative voting in order to adopt a majority voting standard.		For	For

05/05/14	Iberiabank Corporation	Elect Harry V. Barton, Jr.	450828108	For	For
		E. Stewart Shea III		For	For
		David H. Welch		For	For
		Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2014.		For	For
		Approval of the Iberiabank corporation amended and restated 2010 stock incentive plan.		For	For
		To consider and approve a non-binding advisory resolution regarding the compensation of the Company's named executive officers.		For	For

05/06/14	Journal Communications	Elect Steven J. Smith	481130102	For	For	02/28/14
		Mary Ellen Stanek		For	For
		Owen J. Sullivan		For	For
		Non-binding resolution to approve the compensation of the company's named executive officers and disclosed in the accompanying proxy statement.		For	For
		Ratification of the appointment of PriceWaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 2014.		For	For

05/06/14	Argo Group International	Elect H. Berry Cash	G0464B-107	For	For	03/03/14
		John R. Power, Jr.		For	For
		Mark E. Watson III		For	For
		To approve the Argo Group International Holdings, LTD. 2014 Long-Term Incentive Plan.		For	For
		To vote on a proposal to approve, on an advisory non-binding basis, the compensation of our named executive officers.		For	For

To consider and approve the recommendation of the audit committee of our Board of Directors that Ernst & Young LLP be appointed as our independent auditors for the fiscal year ending December 31, 2014 and to refer the determination of the independent auditors remuneration to the audit committee of our Board of Directors.

				For	For

05/06/14	Stoneridge, Inc.	Elect John C. Corey	86183P102	For	For	03/31/14
		Jeffrey P. Draime		For	For
		Douglas C. Jacobs		For	For
		Ira C. Kaplan		For	For
		Kim Korth		For	For
		William M. Lasky		For	For
		George S. Mayes, Jr.		For	For
		Paul J. Schlather		For	For
		Ratification of Ernst & Young LLP		For	For
		Approval of an advisory resolution on the Company's executive compensation.		For	For

05/06/14	Great Plains Energy Inc.	Elect Terry Bassham	391164100	For	For	02/25/14
		Kavid L. Bodde		For	For
		Randall C. Ferguson, Jr.		For	For
		Gary D. Forsee		For	For
		Thomas D. Hyde		For	For
		James A. Mitchell		For	For
		Ann D. Murtlow		For	For
		John J. Sherman		For	For
		Linda H. Talbott		For	For
		To approve, on a non-binding advisory basis, the compensation of the Company's named executive officers.		For	For
		To approve the Amendment to the Company's Articles of Incorporation.		For	For
		To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accountings for 2014.		For	For

05/06/14	Ramco-Gershenson Prop	Elect Stephen R. Blank	751452202	For	For	02/28/14
		Dennis Gershenson		For	For
		Arthur Goldberg		For	For
		David J. Nettina		For	For
		Matthew L. Ostrower		For	For
		Joel M. Pashcow		For	For
		Mark K. Rosenfeld		For	For
		Michael A. Ward		For	For
		Ratification of the appointment of Grant Thornton LLP as the trust's independent registered public accounting firm for 2014.		For	For
		Approve (on an advisory basis) the compensation of our named executive officers.		For	For

05/07/14	Innospec, Inc.	Elect Hugh G.C. Aldous	45768S105	For	For
		Joachim Roeser		For	For
		Say on Pay - An advisory vote on the approval of executive compensation.		For	For
		Proposal to ratify the company's independent public accounting firm for 2014.		For	For

05/07/14	Materion Corporation	Elect Edward F. Crawford	576690101	For	For	03/10/14
		Joseph P. Keithley		For	For
		N. Mohan Reddy		For	For
		Craig S. Shular		For	For
		To approve the Materion Corporation 2006 Stock Incentive Plan (as amended and restated as of May 7, 2014).		For	For
		To approve the Materion Corporation 2006 Non-Employee Director Equity Plan (as amended and Restated as of May 7, 2014).		For	For
		To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the Company.		For	For
		To approve, by non-binding vote, named executive officer compensation.		For	For
		To approve an amendment to Materion's Amended and Restated Code of Regulations to opt out of the Ohio Control Share Acquisition Act.		For	For

To approve amendments to Materion's Amended and Restated Articles of Incorporation and Amended and Restated Code of Regulations to Declassify the Board of Directors (implementation of this proposal 7 is conditioned upon the approval of proposal 8).

				For	For

To approve amendments to Materion's Amended and Restated Articles of Incorporation and Amended and Restated Code of Regulations to Declassify the Board of Directors (implementation of this proposal 7 is conditioned upon the approval of proposal 8).

				For	For

To approve amendments to Materion's Amended and Restated Articles of Incorporation and Amended and Restated Code of Regulations to eliminate cumulative voting in the election of Directors (implementation of this proposal 8 is conditioned upon the approval of proposal 7).

				For	For

05/08/14	Corporate Office Properties	Elect Thomas F. Brady	22002T108	For	For	04/14/14
		Robert L. Denton		For	For
		Philip L. Hawkins		For	For
		Elizabeth A. Hight		For	For
		David M. Jacobstein		For	For
		Steven D. Kesler		For	For
		C. Taylor Pickett		For	For
		Richard Szafranski		For	For
		Roger A. Waesche, Jr.		For	For
		Ratification of the appointment of independent registered public accounting firm.		For	For
		Approval, on an advisory basis, of named executive officer compensation.		For	For

05/14/14	Hercules Offshore, Inc.	Elect Thomas N. Amonett	427093109	For	For	03/18/14
		Thomas J. Madonna		For	For
		F. Gardner Parker		For	For
		Advisory Vote on 2013 Executive Compensation.		For	For
		To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2014.		For	For
		To approve the Hercules Offshore, Inc. 2014 Long-Term Incentive Plan and the material terms of the performance goals thereunder.		For	For

To approve an amendment to the Certificate of Incorporation of Hercules Offshore, Inc., to remove article fourth, division B section 4 thereof containing limitations on foreign ownership of our capital stock.

				For	For

05/15/14	Wabash National Corp.	Elect Richard J. Giromini	929566107	For	For	03/17/14
		Martin C. Jischke		For	For
		James D. Kelly		For	For
		John E. Kunz		For	For
		Larry J. Magee		For	For
		Ann D. Murtlow		For	For
		Scott K. Sorensen		For	For
		To approve the compensation of our executive officers.		For	For
		To ratify the appointment of Ernst & Young LLP as Wabash National Corporation's independent registered public accounting firm for the year ending December 31, 2014.		For	For

5/16/14	LTX - Credence Corporation	To amend the Company's Restated Articles of Organization, as amended to date, to change the name of the Company to "Xcerra Corporation".	502403207	For	For	03/17/14

05/16/14	Meadowbrook Insurance	Elect Winifred A. Baker	58319P108	For	For	03/21/14
		Jeffrey A. Maffett		For	For
		Robert H. Naftaly		For	For
		Robert W. Sturgis		For	For
		Bruce E. Thal		For	For
		Ratification of the appointment of our independent registered public accounting firm.		For	For
		Advisory vote to approve the compensation of our named executive officers.		For	For

05/19/14	Viewpoint Financial Group	Elect James Brian McCall	92672A101	For	For	03/28/14
		Karen H. O'shea		For	For
		Shareholder Advisory Vote As To The Compensation Of Viewpoint Financial Group, Inc.'S Executives.		For	For
		To Ratify The Appointment Of Ernst & Young Llp As Our Independent Registered Public Accounting Firm For The Fiscal Year Ending December 31, 2014.		For	For

05/20/14	Omnicell, Inc.	Elect Randy D. Lindolm	68213N109	For	For	03/27/14
		Sara J. White		For	For
		Joanne B. Bauer		For	For
		Say On Pay - An Advisory Vote To Approve Named Executive Officer Compensation.		For	For
		Proposal To Ratify The Selection Of Deloitte & Touche Llp As The Independent Registered Public Accounting Firm Of The Company For The Year Ending December 31, 2014.		For	For

05/20/14	Sykes Enterprises, Inc.	Elect James S. Macleod	871237103	For	For	03/21/14
		William D. Muir, Jr.		For	For
		Lorraine Leigh Lutton		For	For
		James K. Murray, Jr.		For	For
		Non-Binding Advisory Vote To Approve Executive Compensation.		For	For
		To Ratify The Appointment Of Deloitte & Touche Llp As Independent Auditors Of The Company.		For	For

05/20/14	Flushing Financial Corp	Elect Michael J. Hegarty	343873105	For	For	03/25/14
		John J. Mccabe		For	For
		Donna M. O'brien		For	For
		Michael J. Russo		For	For
		Advisory Vote To Approve Executive Compensation.		For	For
		Approval Of The Company's 2014 Omnibus Incentive Plan.		For	For
		Ratification Of Appointment Of Grant Thornton, Llp As Independent Registered Public Accounting Firm For The Year Ending December 31, 2014.		For	For

05/21/14	Carriage Services	Elect Daved J. Decarlo	143905107	For	For	03/26/14
		Donald D. Patteson, Jr.		For	For
		Approve, By Advisory Vote, Named Executive Officer Compensation.		For	For
		Ratify The Appointment Of Grant Thornton Llp As Carriage Services, Inc.'S Independent Registered Public Accounting Firm For The Year Ending December 31, 2014.		For	For

05/21/14	Basic Energy Services, Inc.	Elect James S. D'agostino, Jr.	06985P100	For	For	04/08/14
		Kenneth V. Huseman		For	For
		Thomas P. Moore, Jr.		For	For
		Advisory Vote To Approve Named Executive Officer Compensation		For	For
		Ratification Of The Appointment Of Kpmg Llp As The Company's Independent Auditor For Fiscal Year 2014.		For	For

05/21/14	Rudolph Technologies, Inc.	Elect John R. Whitten	781270103	For	For	03/31/14
		Aubrey C. Tobey		For	For
		To Approve, On An Advisory (Non-Binding) Basis, The Compensation Of Our Named Executive Officers As Disclosed In The Proxy Statement.		For	For
		To Ratify The Appointment Of Ernst & Young Llp As Our Independent Registered Public Accountants For The Year Ending December 31, 2014.		For	For

05/21/14	Magellan Health Services	Elect William J. Mcbride	559079207	For	For	03/31/14
		Robert M. Leblanc		For	For
		Perry G. Fine, M.D.		For	For
		To Approve, By Non-Binding Vote, The Compensation Of The Named Executive Officers.		For	For
		To Recommend, By Non-Binding Vote, The Frequency Of Stockholder Votes On Named Executive Officer Compensation.		For	For
		To Approve The Magellan Health Services, Inc. 2014 Employee Stock Purchase Plan.		For	For
		Ratification Of Ernst & Young Llp As Independent Auditor For Fiscal Year 2014.		For	For

05/21/14	Petroquest Energy, Inc.	Elect Charles T. Goodson	716748108	For	For	03/24/14
		William W. Rucks, IV		For	For
		E. Wayne Nordberg		For	For
		Michael L. Finch		For	For
		W.J. Gordon, Iii		For	For
		Charles F. Mitchell, II		For	For
		Ratify The Appointment Of Ernst & Young Llp As The Company's Independent Registered Public Accounting Firm For The Fiscal Year Ending December 31, 2014.		For	For
		Advisory Approval Of The Company's Executive Compensation.		For	For

05/22/14	Employers Holdings, Inc.	Elect Robert J. Kolesar	292218104	For	For
		Douglas D. Dirks		For	For
		Richard W. Blakey		For	For
		To approve the Company's executive compensation.		For	For
		Ratification of the appointment of the Company's independent accounting firm, Ernst & Young LLP, for 2014.		For	For

05/27/14	Nice Systems Ltd.	Elect David Kostman	653656108	For	For	04/22/14
		Joseph Atsmon		For	For
		Rimon Ben-Shaoul		For	For
		Yehoshua (Shuki) Ehrlich		For	For
		Leo Apotheker		For	For
		Joseph (Joe) Cowan		For	For
		To approve the grant of options to the Company's non-executive directors.		For	For
		To approve our Chief Executive Officer's Compensation.		For	For
		To re-appoint the Company's independent auditors and to authorize the Company's Board of Directors to fix their remuneration.		For	For

05/27/14	First Financial Bancorp	J. Wickliffe Ach	320209109	For	For	04/02/14
		David S. Barker		For	For
		Cynthia O. Booth		For	For
		Mark A. Collar		For	For
		Claude E. Davis		For	For
		Corinne R. Finnerty		For	For
		Murph Knapke		For	For
		Susan L. Knust		For	For
		William J. Kramer		For	For
		Richard E. Olszewski		For	For
		Maribeth S. Rahe		For	For
		Ratification Of Ernst & Young Llp As Independent Auditors.		For	For
		Advisory (Non-Binding) Vote On The Compensation Of The Company's Executive Officers.		For	For
		Adjournment Of Annual Meeting.		For	For

05/29/14	URS Corporation	Elect Kiane C. Creel	903236107	For	For	04/07/14
		Mickey P. Foret		For	For
		William H. Frist		For	For
		Lydia H. Kennard		For	For
		Martin M. Koffel		For	For
		Timothy R. McLevish		For	For
		Joseph W. Ralston		For	For
		John D. Roach		For	For
		William H. Schumann III		For	For
		David N. Siegel		For	For
		Douglas W. Stotlar		For	For
		R. Paul Unruh		For	For
		To ratify the selection by our Audit Committee of PriceWaterHouseCoopers LLP as our independent registered public accounting firm for fiscal year 2014.		For	For
		Advisory vote on the compensation of our named executive officers.		For	For

06/18/14	Premiere Global Services, Inc.	Elect Boland T. Jones	740585104	For	For	04/10/14
		Wilkie S. Colyer		For	For
		K. Robert Draughon		For	For
		John R. Harris		For	For
		W. Steven Jones		For	For
		Raymond H. Pirtle, Jr.		For	For
		J. Walker Smith, Jr.		For	For
		Advisory vote to approve the compensation of our named executive officers.		For	For
		Ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2014.		For	For
		Approve the 2014 incentive plan.		For	For

06/05/14	Big 5 Sporting Goods Corp	Elect Jennifer H. Dunbar	08915P101	For	For	04/22/14
		Steven G. Miller		For	For
		Approval of the compensation of the Company's named executive officers as described in the Proxy Statement.		For	For
		Ratification of appointment of Deloitte & Touche LLP as the independent auditors for fiscal year 2014.		For	For

06/12/14	Express, Inc.	Elect Michael G. Archbold	30219E103	For	For	04/14/14
		Peter S. Swinburn		For	For
		Advisory vote to approve executive compensation (say - on - pay).		For	For
		Ratification of PriceWaterHouseCoopers LLP as Express, Inc.'s independent registered public accounting firm for 2014.		For	For

06/06/14	CAI International, Inc.	Elect Victor Garcia	12477X106	For	For	04/17/14
		Gary Sawka		For	For
		Marvin Dennis		For	For
		To Ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm.		For	For
		Approval of the advisory resolution to approve the compensation of the Company's named executive officers as disclosed in the Proxy Statement.		For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elessar Funds Investment Trust

By /s/Mitch Krahe

* Mitch Krahe

Secretary/Chief Compliance Officer

Date: August 18, 2014

*Print the name and title of each signing officer under his or her signature.